Long-Term Debt and Capital Lease Obligations - Line of credit (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Sep. 08, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Current borrowing capacity			$ 90,000
Maximum borrowing capacity			$ 103,500
Stand by letters of credit outstanding	$ 3,977	$ 801
Revolving credit facility
Line of Credit Facility [Line Items]
Current borrowing capacity	103,500
Amount available under credit facility	$ 2,198,000	37,900
Stand by letters of credit outstanding		$ 801		$ 357
Revolving credit facility | Base rate
Line of Credit Facility [Line Items]
Applicable interest rate margin	4.75%	4.75%
Revolving credit facility | Eurodollar rate | Minimum
Line of Credit Facility [Line Items]
Applicable interest rate margin	2.59%	2.77%
Revolving credit facility | Eurodollar rate | Maximum
Line of Credit Facility [Line Items]
Applicable interest rate margin	2.63%	2.87%